Exhibit 99.6 Schedule 7

Infinity Loan ID	Dummy ID	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xx	900000162	xx	Texas	xx	Purchase	Not Covered/Exempt	2	2	Credit	Guidelines	J2QKT0MXYMG-J587LE2V	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Exception request for 1st time investor Max LTV 75% - required for 80% LTV	Low DTI : DTI ratio of 20.412%; 29.588 less than 50% program maximum.

Credit Score : 722 credit score; 62 points above program minimum credit score of 660.

																				Length of Employment : borrower has been self-employed for the last 42.08 years.		QC Complete	06/08/2023			06/08/2023
xx	900000011	xx	Texas	xx	Purchase	Non-QM/Compliant	4	1	Compliance	Compliance	JAWGZDK0GAF-O5S9HFJ8	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)	12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

Higher-Priced Mortgage Loan Test: Charged 9.671% Allowed 8.410% Overby +1.261%

																	This loan is compliant with regulation 1026.35	This loan is compliant with regulation 1026.35	This loan is compliant with regulation 1026.35			QC Complete	08/31/2023	08/31/2023	08/31/2023	08/31/2023